INSURANCE RESERVES (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2007 EUR (€)
Property and casualty reserves
Reserve for outstanding claims and unearned premiums as at January 1,		€ 529	€ 578
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year		100	114
Change in provision for insured events of prior years		(45)	(61)
Total incurred claims and claim adjustment expenses		55	53
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year		(39)	(27)
Claims and claim adjustment expenses attributable to insured events of prior years		(51)	(64)
Total payments		(90)	(91)
Changes in unearned premium reserves					€ (15)		€ (11)
Reserves for outstanding claims and unearned premiums as at December 31,		479	529	€ 578
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January		1,565	1,670
Increase in reserves		310	166
Paid claims and other movements					(161)		(271)
Mathematical and other future policy benefit liabilities at December 31,		1,714	1,565	1,670
Total insurance reserves					2,193	$ 2,389	2,094	[1]
Future policy benefit liabilities Textual Details [Abstract]
Amortization of Acquisition Costs		22	22
Income From Insurance Operations [Abstract]
Gross written premiums		516	476	506
Cancellation commissions		1	1	2
Total income from insurance operations		517	477	508
Short-duration life insurance contracts [Abstract]
Premiums written		158	155	160
Net written premiums		158	155	160
Premiums earned		155	149	160
Net earned premiums		155	149	160
Property and casualty insurance contracts
Direct premiums written		190	210	238
Reinsurance assumed		0	(1)	7
Reinsurance Ceded		(63)	(70)	(70)
Net written premiums		127	139	175
Direct Premiums Earned		198	224	244
Reinsurance assumed		0	(1)	4
Reinsurance Ceded		(61)	(72)	(71)
Net earned premiums		137	151	177
Income From Insurance Operations Textuals [Abstract]
Premiums assumed included in premiums earned		0	0	0
Net Premiums earned on long-duration life insurance contracts		167	110	94
Property And Casualty Reserves Textual Details [Abstract]
The share of reinsurers in property and casualty insurance reserves amounted to		100	288
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Liabilities for claims and claim adjustment expenses, net of reinsurance					317
Net Outstanding Liabilities
Liabilities for claims and claim adjustment expenses, net of reinsurance					317
Reinsurance Recoverable on Claims
Total reinsurance recoverable on claims					79
Unallocated claims adjustment expenses					12
Total gross liability for claims and claim adjustment expenses					408
Unearned Premium Reserves					71
Reserves for outstanding claims and unearned premiums as at December 31, 2016		€ 479	€ 529	€ 578	479		529		€ 578
Motor
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					1,090
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					819
All outstanding liabilities before 2007, net of reinsurance					21
Liabilities for claims and claim adjustment expenses, net of reinsurance					€ 292
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
1 Year	[2]				35.70%	35.70%
2 Years	[2]				19.00%	19.00%
3 Years	[2]				6.10%	6.10%
4 Years	[2]				5.20%	5.20%
5 Years	[2]				4.40%	4.40%
6 Years	[2]				4.10%	4.10%
7 Years	[2]				2.30%	2.30%
8 Years	[2]				1.50%	1.50%
9 Years	[2]				1.20%	1.20%
10 Years	[2]				0.40%	0.40%
Net Outstanding Liabilities
Liabilities for claims and claim adjustment expenses, net of reinsurance					€ 292
Reinsurance Recoverable on Claims
Total reinsurance recoverable on claims					4
Motor | 2007
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					120		121		123	€ 124	€ 125	€ 127	€ 129	€ 133	€ 137	€ 127
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					56	56
Frequency of Claims in Car Years	[4]				16.00%	16.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 113		113		112	109	106	99	96	90	78	€ 52
Motor | 2008
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					112		112		115	115	120	122	124	132	121
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					53	53
Frequency of Claims in Car Years	[4]				16.00%	16.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 104		102		101	99	95	90	84	77	€ 51
Motor | 2009
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					154		156		158	165	173	174	174	157
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					69	69
Frequency of Claims in Car Years	[4]				17.00%	17.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 136		134		130	125	116	107	99	€ 63
Motor | 2010
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					203		208		237	245	242	241	223
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					98	98
Frequency of Claims in Car Years	[4]				17.00%	17.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 174		170		162	153	142	131	€ 94
Motor | 2011
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					152		178		176	175	166	144
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					75	75
Frequency of Claims in Car Years	[4]				16.00%	16.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 117		111		103	94	85	€ 54
Motor | 2012
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					101		101		98	94	80
Total IBNR Plus IBNER	[3]				€ (3)
Ultimate Number of Claims					48	48
Frequency of Claims in Car Years	[4]				15.00%	15.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 63		59		53	47	€ 32
Motor | 2013
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					72		72		69	57
Total IBNR Plus IBNER	[3]				€ (2)
Ultimate Number of Claims					37	37
Frequency of Claims in Car Years	[4]				14.00%	14.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 40		37		33	€ 22
Motor | 2014
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					60		57		52
Total IBNR Plus IBNER	[3]				€ 0
Ultimate Number of Claims					31	31
Frequency of Claims in Car Years	[4]				13.00%	13.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 30		27		€ 17
Motor | 2015
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					60		48
Total IBNR Plus IBNER	[3]				€ 3
Ultimate Number of Claims					30	30
Frequency of Claims in Car Years	[4]				13.00%	13.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 26		€ 16
Motor | 2016
Incurred Claims Development, Net of Reinsurance
Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance					56
Total IBNR Plus IBNER	[3]				€ 9
Ultimate Number of Claims					29	29
Frequency of Claims in Car Years	[4]				14.00%	14.00%
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance					€ 16
Other short duration insurance lines
Cumulative Paid Losses ClaimsDevelopment, Net of Reinsurance
Liabilities for claims and claim adjustment expenses, net of reinsurance					25
Net Outstanding Liabilities
Liabilities for claims and claim adjustment expenses, net of reinsurance					25
Reinsurance Recoverable on Claims
Total reinsurance recoverable on claims					€ 75

[1]	Please see Note 43 for information regarding the restatement
[2]	(1) The average annual percentage payout of incurred claims by age is calculated based on the average percentage of age incremental payments to ultimate incurred cost
[3]	(2) “IBNR" as well as incurred but not enough reported (“IBNER”) claims are calculated with commonly used statistical triangular technics, such as chainladder development factor methods, Bornhuetter-Ferguson estimates, based on historical incurred claims on an accident year basis.
[4]	(1) The frequency percentage is calculated as the ratio of (ultimate) claim counts to number of vehicles adjusted for the duration within each calendar year for which they have been insured.